SEI Institutional Managed Trust

Statement of Certification

Pursuant to Rule 497(j)

SEI Institutional Managed Trust (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectuses and Statement of Additional Information dated August 1, 2016, that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 116 to the Trust’s Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), which was filed electronically on August 1, 2016 (Accession No. 0001104659-16-135797).

SEI Institutional Managed Trust

By:	/s/ David F. McCann
David F. McCann, Esq.

Title:	Vice President and Assistant Secretary

Date:	August 5, 2016